Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Summary Of Significant Accounting Policies Policies
Basis of Presentation and Going Concern

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not contain all of the information and footnotes required for complete consolidated financial statements. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our interim financial information. The accompanying Condensed Consolidated Balance Sheet at March 31, 2015 has been derived from our audited consolidated financial statements at that date but does not include all disclosures required by U.S. GAAP.  The operating results for the nine months ended December 31, 2015 are not necessarily indicative of the operating results to be expected for our fiscal year ending March 31, 2016 or for any other interim period or any other future period.

The accompanying unaudited Condensed Consolidated Financial Statements and notes to Condensed Consolidated Financial Statements should be read in conjunction with our audited Consolidated Financial Statements for the fiscal year ended March 31, 2015 contained in our Annual Report on Form 10-K, as filed with the Securities and Exchange Commission (SEC) on June 29, 2015.

The accompanying Condensed Consolidated Financial Statements have been prepared assuming we will continue as a going concern. As an entity having not yet achieved sustainable revenues, we have experienced recurring losses and negative cash flows from operations resulting in a deficit of $123.2 million accumulated from inception in May 1998 through December 31, 2015. We expect losses and negative cash flows from operations to continue for the foreseeable future as we continue to develop AV-101 for Major Depressive Disorder and additional CNS indications, and engage in drug rescue, drug development and exploratory regenerative medicine programs.

Since our inception in May 1998 through December 31, 2015, we have financed our operations through (1) the issuance and sale of our common stock, preferred stock, warrants for common stock, and promissory notes for aggregate cash proceeds of approximately $33.8 million; (2) issuance of common stock and preferred stock with an approximate value at issuance of $28.9 million as consideration for, among other things, technology license fees and patent prosecution, sponsored research, contract research, drug development, drug manufacturing, U.S. and foreign regulatory services, as well as legal, corporate development and financial advisory services; and (3) receipt of aggregate non-dilutive cash proceeds of approximately $16.4 million from government research and development grant awards and strategic collaboration transactions.

As described more completely in Note 7, Convertible Promissory Notes and other Notes Payable, and Note 8, Capital Stock, in May 2015, we created our Series B 10% Convertible Preferred Stock (Series B Preferred). Between March 31, 2015 and December 31, 2015, we extinguished approximately $17.2 million of indebtedness through conversion of such indebtedness into our Series B Preferred and, with respect to a portion of the indebtedness converted, warrants to purchase our common stock. More specifically, we converted (i) all Senior Secured Convertible Promissory Notes originally issued to Platinum Long Term Growth VII, LLC (Platinum), (ii) all 2014 Unit Notes outstanding at March 31, 2015 and those issued subsequently, and (iii) certain other outstanding promissory notes, including promissory notes issued to Cato Research Ltd., Cato Holding Company, Morrison & Foerster LLP (Note A and Note B), McCarthy Tetrault, Burr Pilger & Mayer, University Health Network (Toronto), the Icahn School of Medicine at Mount Sinai, National Jewish Health and others, into an aggregate of 2,618,917 shares of our Series B Preferred. Additionally, through December 31, 2015, we issued in self-placed private placement transactions with Platinum and other accredited investors, Series B Preferred Units consisting of an aggregate of 628,264 unregistered shares of Series B Preferred and five-year warrants to purchase 628,264 shares of our common stock, and we received cash proceeds of $4,397,800 therefrom. See Note 10, Subsequent Events, regarding disclosure of additional self-placed private placement sales of Series B Preferred Units after December 31, 2015.

At December 31, 2015, we did not have sufficient cash and cash equivalents to enable us to fund our planned operations over the next twelve months, including expected cash expenditures of approximately $6.0 million. In August 2015, we entered into an agreement with Platinum (August 2015 Agreement) pursuant to which we agreed to sell to Platinum an additional $3.0 million of our Series B Preferred and Series B Warrants (collectively, Series B Units). Through December 31, 2015, Platinum purchased an additional $1.65 million of Series B Units under the August 2015 Agreement. Concurrently with its December 2015 purchase of $1.0 million of Series B Units and at our request, Platinum agreed to cancel its right to purchase the remaining $1.35 million of the Series B Units under the August 2015 Agreement.  As more particularly disclosed in Note 10, Subsequent Events, from January 1, 2016 through February 12, 2016, we have sold to certain accredited investors other than Platinum $128,000 of our Series B Units in self-placed private placement transactions. We intend to raise additional capital through conversions, exchanges, issuances, and/or sales of our securities, which may include both debt and equity securities. We may also seek research and development collaborations that could generate revenue, as well as government grant awards. Further, strategic collaborations, such as our February 2015 Cooperative Research and Development Agreement (CRADA) with the U.S. National Institute of Mental Health (NIMH) providing NIMH funding of our Phase 2A study of AV-101 in MDD, may provide resources to support a portion of our future cash needs and working capital requirements. Although we may seek additional collaborations that could generate revenue, as well as new government grant awards, no assurance can be provided that any such collaborations or awards will occur in the future.  Our future working capital requirements will depend on many factors, including, without limitation, the scope and nature of opportunities related to our success and the success of certain other companies in clinical trials, including our development of AV-101 as a treatment for MDD and other CNS conditions, and our stem cell technology platform, the availability of, and our ability to obtain, government grant awards and our ability to enter into collaborations on terms acceptable to us. To further advance the clinical development of AV-101 and our stem cell technology platform, as well as support our operating activities, we plan to continue to carefully manage our routine operating costs, including the size of our staff and staff salaries and benefits, as well as costs relating to regulatory consulting, contract research and development, investor relations and corporate development, legal, accounting, public company compliance and other professional services and working capital costs.

Notwithstanding the foregoing, substantial additional financing may not be available to us on a timely basis, on acceptable terms, or at all. If we are unable to obtain substantial additional financing on a timely basis in the near term, our business, financial condition, and results of operations may be harmed, the price of our stock may decline, we may be required to reduce, defer, or discontinue certain of our research and development activities, including those relating to AV-101, and we may not be able to continue as a going concern. The accompanying Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of Presentation and Going Concern

Effective August 14, 2014, we consummated a 1-for-20 reverse split of our authorized, and issued and outstanding shares of common stock (the Stock Consolidation). Each reference to shares of common stock or the price per share of common stock in these financial statements is post-Stock Consolidation, and reflects the 1-for-20 adjustment as a result of the Stock Consolidation.  See Note 8, Capital Stock, for more information regarding the Stock Consolidation.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern. As a developing-technology company having not yet developed commercial products or achieved sustainable revenues, we have experienced recurring losses and negative cash flows from operations resulting in a deficit of $84.5 million accumulated from inception through March 31, 2015. We expect losses and negative cash flows from operations to continue for the foreseeable future as we engage in further potential development of AV-101 and launch and execute our drug rescue programs and pursue potential drug development and regenerative medicine opportunities.

Since our inception in May 1998 through March 31, 2015, we have financed our operations and technology acquisitions primarily through the issuance and sale of equity and debt securities, including convertible promissory notes and short-term promissory notes, for cash proceeds of approximately $29.0 million, as well as from an aggregate of approximately $16.4 million of government research grant awards, strategic collaboration payments and other revenues. Additionally, we have issued equity securities with an approximate value at issuance of $13.5 million in non-cash settlements of certain liabilities, including liabilities for professional services rendered to us or as compensation for such services.

Between late-March 2014 and March 31, 2015, we entered into securities purchase agreements with accredited investors and institutions, including Platinum, pursuant to which we sold units to such accredited investors, in private placement transactions (2014 Units or 2014 Unit Private Placement), for aggregate cash proceeds of approximately $3.1 million, consisting of (i) 2014 Unit Notes in the aggregate face amount of approximately $3.1 million which matured between March 31, 2015 and April 30, 2015, or were automatically convertible into securities we might issue upon the consummation of a Qualified Financing, as defined, (ii) an aggregate of 282,850 restricted shares of our common stock (2014 Unit Stock); and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 282,850 restricted shares of our common stock at an exercise price of $10.00 per share (2014 Unit Warrants). At March 31, 2015, we did not have sufficient cash and cash equivalents to enable us to fund our planned operations, including expected cash expenditures of approximately $7 million over the next twelve months, including expenditures required to prepare for further clinical trials of AV-101.

As described more completely in Note 16, Subsequent Events, between April 1 and May 14, 2015, we continued the 2014 Unit Private Placement, pursuant to which we sold to accredited investors 2014 Units, for aggregate cash proceeds of $280,000, consisting of: (i) 10% convertible promissory notes maturing between April 30, 2015 and May 15, 2015, in the aggregate face amount of $280,000, (ii) an aggregate of 33,000 shares of our restricted common stock, and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 24,250 restricted shares of our common stock at an exercise price of $10.00 per share.  As also described more completely in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum (Platinum Agreement), pursuant to which, Platinum has, among other things:

· Converted the approximately $4.5 million outstanding balance (principal and accrued but unpaid interest) of the Senior Notes we issued to Platinum into 641,335 shares of our newly-created Series B 10% Convertible Preferred Stock (Series B Preferred) , thereby cancelling approximately $4.5 million of our outstanding indebtedness;

· Released all of its security interests in our assets and those of our subsidiaries by terminating the Amended and Restated Security Agreement, IP Security Agreement and Negative Covenant, which we had entered into with Platinum in October 2012; and

· Converted the approximately $1.3 million outstanding balance (principal and accrued but unpaid interest) of the convertible promissory notes we issued to Platinum in the 2014 Unit Private Placement (2014 Unit Notes) into 240,305 shares of Series B Preferred and five-year warrants to purchase 240,305 shares of our common stock at a fixed exercise price of $7.00 per share (Series B Warrants), thereby cancelling approximately $1.3 million of our outstanding indebtedness; and

· Purchased approximately $1.5 million (principal and accrued but unpaid interest) of outstanding 2014 Unit Notes we issued to various other investors from the respective holders thereof (Investor 2014 Unit Notes ) and converted the entire outstanding balance of the Investor 2014 Unit Notes into 265,699 shares of Series B Preferred and Series B Warrants to purchase 265,699 shares of our common stock, thereby cancelling approximately $1.5 million of our outstanding indebtedness; and

· Entered into a Securities Purchase Agreement (SPA) to purchase, for $1.0 million, a total of 142,857 shares of Series B Preferred and a Series B Warrant (Series B Preferred Unit) to purchase 142,857 shares of our common stock, on or before June 11, 2015 (a portion of which purchase was consummated on June 19, 2015).

As further described in Note 16, Subsequent Events, effective May 20, 2015, holders of the remaining $1.8 million outstanding balance (principal and accrued but unpaid interest) of 2014 Unit Notes converted such notes into 327,016 shares of Series B Preferred and Series B Warrants to purchase 327,016 shares of our common stock, thereby cancelling an additional approximately $1.8 million of our outstanding indebtedness.  Between May 26, 2015 and June 25, 2015, we sold to accredited investors and institutions an aggregate of $557,500 of units in our Series B Preferred Unit offering, which units consist of Series B Preferred and Series B Warrants (together Series B Preferred Units), including $100,000 to Platinum.  We issued 79,646 shares of Series B Preferred and Series B Warrants to purchase 79,646 shares of our common stock.  We have received an aggregate of $557,500 in cash proceeds from the sale of the Series B Preferred Units.

Additionally, as further described in Note 16, Subsequent Events, holders of certain of our promissory notes outstanding at March 31, 2015 and thereafter, including Morrison & Foerster, Cato Research Ltd., University Health Network, and McCarthy Tetrault, and certain other service providers converted notes payable or accounts payable having an aggregate outstanding balance of approximately $5.8 million (principal and accrued but unpaid interest and certain strategic adjustments) into 831,577 shares of Series B Preferred stock.

Since March 31, 2015, we have eliminated approximately $14.9 million of promissory notes, other debt and certain adjustments thereto that was either already due and payable or would have otherwise matured prior to March 31, 2016, through conversion into our Series B Preferred stock and, with respect to a portion of the indebtedness converted, warrants to purchase common stock.  Together with the cash proceeds from our Series B Preferred Unit Offering, our working capital position has improved significantly since March 31, 2015.  We will, however, need to raise additional capital to fund our operations and execute our business plan over the next year and thereafter.

We believe that our participation in potential strategic collaborations, including potential transactions involving AV-101 such as our February 2015 Cooperative Research and Development Agreement with the U.S. National Institutes of Health (NIH) for an NIH-funded and sponsored Phase 2 study of AV-101 in major depressive disorder, may provide resources to support a portion of our future cash needs and working capital requirements.  When and as necessary, we will seek to raise a material amount of financing through a combination of additional private placements and/or registered public offerings of our securities, which may include both debt and equity securities, stem cell technology-based research and development collaborations, stem cell technology and drug candidate license fees, and government grant awards and collaborations.  Our future working capital requirements will depend on many factors, including, without limitation, the scope and nature of strategic opportunities related to our success in clinical trials of and further developing AV-101 as a treatment for major depressive disorder and/or other conditions; our stem cell technology platform, including drug rescue and cell therapy research and development efforts and the success of such programs, our ability to obtain government grant awards and our ability to enter into strategic collaborations with institutions on terms acceptable to us. To further advance the clinical development of AV-101 and potential drug rescue applications of our stem cell technology platform, as well as support our operating activities, we plan to continue to carefully manage our routine operating costs, including salaries and benefits, regulatory and public company consulting, contract research and development, legal, accounting and other professional services and working capital costs.

Notwithstanding the foregoing, substantial additional financing may not be available to us on a timely basis, on acceptable terms, or at all. If we are unable to obtain substantial additional financing on a timely basis in the near term, our business, financial condition, and results of operations may be harmed, the price of our stock may decline, we may be required to reduce, defer, or discontinue certain of our research and development activities and we may not be able to continue as a going concern.  These Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Significant estimates include those relating to share-based compensation, and assumptions that have been used to value warrants, warrant modifications, warrant liabilities.  We do not currently have, nor have we had during the periods covered by this report, any arrangements requiring the recognition of revenue.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Significant estimates include, but are not limited to, those relating to stock-based compensation, revenue recognition, and the assumptions used to value warrants, warrant modifications and warrant liabilities.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the Company’s accounts, and the accounts of VistaGen California’s wholly-owned inactive subsidiaries, Artemis Neurosciences and VistaStem Canada.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents are considered to be highly liquid investments with maturities of three months or less at the date of purchase.
Property and Equipment

Property and Equipment

Property and equipment is stated at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property and equipment range from five to seven years.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

We evaluate our long-lived assets, primarily property and equipment, for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable from the estimated future cash flows expected to result from their use or eventual disposition. If the estimates of future undiscounted net cash flows are insufficient to recover the carrying value of the assets, we record an impairment loss in the amount by which the carrying value of the assets exceeds their fair value. If the assets are determined to be recoverable, but the useful lives are shorter than originally estimated, we  depreciate or amortize the net book value of the assets over the newly determined remaining useful lives. We have not recorded any impairment charges to date.

Revenue Recognition

Revenue Recognition

Although we do not currently have any such arrangements, we have historically generated revenue principally from collaborative research and development arrangements, technology transfer agreements, including strategic licenses, and government grants. Revenue arrangements with multiple components are divided into separate units of accounting if certain criteria are met, including whether the delivered component has stand-alone value to the customer. Consideration received is allocated among the separate units of accounting based on their respective selling prices.  The selling price for each unit is based on vendor-specific objective evidence, or VSOE, if available, third party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third party evidence is available.  The applicable revenue recognition criteria are then applied to each of the units.

We recognize revenue when the four basic criteria of revenue recognition are met: (i) a contractual agreement exists; (ii) the transfer of technology has been completed or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. For each source of revenue, we comply with the above revenue recognition criteria in the following manner:

•          Collaborative arrangements typically consist of non-refundable and/or exclusive up front technology access fees, cost reimbursements for specific research and development spending, and various milestone and future product royalty payments.  If the delivered technology does not have stand-alone value, the amount of revenue allocable to the delivered technology is deferred.  Non-refundable upfront fees with stand-alone value that are not dependent on future performance under these agreements are recognized as revenue when received, and are deferred if we have continuing performance obligations and have no objective and reliable evidence of the fair value of those obligations.  We recognize non-refundable upfront technology access fees under agreements in which we have a continuing performance obligation ratably, on a straight-line basis, over the period during which we are obligated to provide services.  Cost reimbursements for research and development spending are recognized when the related costs are incurred and when collectability is reasonably assured.  Payments received related to substantive, performance-based “at-risk” milestones are recognized as revenue upon achievement of the milestone event specified in the underlying contracts, which represent the culmination of the earnings process.  Amounts received in advance are recorded as deferred revenue until the technology is transferred, costs are incurred, or a milestone is reached.

•          Technology license agreements typically consist of non-refundable upfront license fees, annual minimum access fees, development and/or regulatory milestone payments and/or royalty payments. Non-refundable upfront license fees and annual minimum payments received with separable stand-alone values are recognized when the technology is transferred or accessed, provided that the technology transferred or accessed is not dependent on the outcome of the continuing research and development efforts. Otherwise, revenue is recognized over the period of our continuing involvement, and, in the case of development and/or regulatory milestone payments, when the applicable event triggering such a payment has occurred.

•          Government grants, which support our research efforts on specific projects, generally provide for reimbursement of approved costs as defined in the terms of grant awards. Grant revenue is recognized when associated project costs are incurred.

Research and Development Expenses

Research and development expenses are composed of both internal and external costs.  Internal costs include salaries and employment-related expenses of scientific personnel and direct project costs.  External research and development expenses consist primarily of costs associated with nonclinical and clinical development of AV-101, now in Phase 2 clinical development, initially for Major Depressive Disorder, stem cell technology-related research and development costs, and costs related to the filing, maintenance and prosecution of patents and patent applications. All such costs are charged to expense as incurred.

Research and Development Expenses

Research and development expenses are composed of both internal and external costs.  Internal costs include salaries and employment-related expenses of scientific personnel and direct project costs.  External research and development expenses consist primarily of costs associated with clinical and non-clinical development of AV-101, our prodrug candidate entering late-stage clinical development for Major Depressive Disorder, sponsored stem cell research and development costs, and costs related to the application and prosecution of patents related to our stem cell technology platform and AV-101. All such costs are charged to expense as incurred.

Stock-Based Compensation

We recognize compensation cost for all stock-based awards to employees or consultants based on the grant date fair value of the award.  Non-cash, stock-based compensation expense is recognized over the period during which the employee or consultant is required to perform services in exchange for the award, which generally represents the scheduled vesting period.  We have no awards with market or performance conditions.  For equity awards to non-employees, we re-measure the fair value of the awards as they vest and the resulting value is recognized as an expense during the period over which the services are performed.

The table below summarizes stock-based compensation expense included in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended December 31, 2015 and 2014.

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2015	2014	2015	2014
Research and development expense:
Stock option grants	$71,300	$30,000	$118,700	$156,100
Warrants granted to officer in March 2014 and March 2013	2,800	36,300	8,500	108,900
Warrants granted to officer in September 2015	-	-	852,200	-
	74,100	66,300	979,400	265,000

General and administrative expense:
Stock option grants	20,400	18,600	36,500	86,700

Warrants granted to officers and directors in March 2014 and March 2013	3,900	70,700	11,700	212,300
Warrants granted to officers, directors and consultants in September 2015	-	-	2,840,700	-
	24,300	89,300	2,888,900	299,000
Total stock-based compensation expense	$98,400	$155,600	$3,868,300	$564,000

During September 2015, we granted options to purchase an aggregate of 90,000 shares of our common stock at an exercise price of $9.25 per share to our non-officer employees and certain strategic consultants. We did not grant stock options to any of our employees or strategic consultants during the nine months ended December 31, 2014. At December 31, 2015, there were stock options outstanding to purchase 296,738 shares of our common stock at a weighted average exercise price of $9.83 per share. During September 2015, we also granted immediately vested warrants to purchase an aggregate of 650,000 shares of our common stock to our executive officers, independent members of our Board of Directors and certain strategic consultants. We valued the warrants and options granted in September 2015 using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Warrants	Employee Options	Non-employee Options
Market price per share at grant date	$9.11	$9.11	$9.11
Exercise price per share	$9.25	$9.25	$9.25
Risk-free interest rate	1.52%	2.02%	2.20%
Contractual or estimated term in years	5.00	6.25	10.00
Volatility	77.19%	79.48%	103.42%
Dividend rate	0.0%	0.0% %	0.0%
Shares	650,000	60,000	30,000

Fair Value per share	$5.68	$6.35	$8.27

Stock-Based Compensation

We recognize compensation cost for all stock-based awards to employees based on the grant date fair value of the award.  We record non-cash, stock-based compensation expense over the period during which the employee is required to perform services in exchange for the award, which generally represents the scheduled vesting period.  We have granted no restricted stock awards nor do we have any awards with market or performance conditions.  For equity awards to non-employees, we re-measure the fair value of the awards as they vest and the resulting value is recognized as an expense during the period over which the services are performed.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability approach for financial reporting purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce the deferred tax assets to an amount expected to be realized.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents. Our investment policies limit any such investments to short-term, low-risk investments. We deposit cash and cash equivalents with quality financial institutions and are insured to the maximum of federal limitations. Balances in these accounts may exceed federally insured limits at times.

Warrant Liability

Between October 2012 and July 2013, we issued to Platinum warrants to purchase an aggregate of 176,129 unregistered shares of our common stock and, subject to Platinum’s exercise of its rights to exchange shares of our Series A Preferred Stock that it holds, we are obligated to issue to Platinum an additional warrant to purchase 375,000 unregistered shares of common stock (the Series A Preferred Exchange Warrant) (collectively, the Platinum Warrants). As originally issued, the Platinum Warrants contained an exercise price adjustment feature that would reduce the exercise price of the Platinum Warrants and increase the number of shares of our common stock eligible for Platinum’s purchase thereunder in the event we subsequently issued equity instruments at a price lower than the exercise price of the Platinum Warrants. Prior to their amendment in May 2015, as described below, we accounted for the Platinum Warrants as non-cash liabilities and estimated their fair value at the end of each financial reporting period and recorded the change in the fair value as non-cash expense or non-cash income. The key component in determining the fair value of the Platinum Warrants and the related liability was the market price of our common stock, which is subject to significant fluctuation and is not under our control. The resulting change in the fair value of the warrant liability on our net income or loss was therefore also subject to significant fluctuation. Assuming all other fair value inputs remained generally constant, we generally recorded an increase in the warrant liability and non-cash losses when our stock price increased and a decrease in the warrant liability and non-cash gains when our stock price decreased.

As described more completely in Note 8, Capital Stock, on May 12, 2015, we entered into an agreement with Platinum pursuant to which Platinum agreed, among other things, to amend the Platinum Warrants to (i) fix the exercise price thereof, (ii) eliminate the exercise price reset and cashless exercise features (iii) fix the number of shares of our common stock issuable thereunder and (iv) eliminate the cashless exercise provisions from the Platinum Warrants.  This agreement and the related modifications to the Platinum Warrants resulted in the complete elimination of the warrant liability with respect to the Platinum Warrants during our fiscal quarter ended June 30, 2015.

As described more completely in Note 10, Subsequent Events, in January 2016, we entered into an Exchange Agreement with Platinum pursuant to which Platinum exchanged all outstanding Platinum Warrants plus the shares issuable pursuant to the Series A Preferred Exchange Warrant for unregistered shares of our Series C Convertible Preferred Stock (Series C Preferred) in the ratio of 0.75 share of Series C Preferred for each warrant share cancelled.

Warrant Liability

We have issued to Platinum Long Term Growth VII, LLC, our largest investor (Platinum), warrants to purchase a substantial number of unregistered shares of our common stock and, subject to Platinum’s exercise of its rights to exchange shares of our Series A Preferred Stock that it holds, we are obligated to issue to Platinum an additional warrant to purchase unregistered shares of common stock (collectively, the Platinum Warrants). The Platinum Warrants contain an exercise price adjustment feature that will lower the exercise price of the warrants in the event we subsequently issue equity instruments at a price lower than the exercise price of the Platinum Warrants. We account for the Platinum Warrants as non-cash liabilities and estimate their fair value as described in Note 4, Fair Value Measurements, Note 8, Convertible Promissory Notes and Other Notes Payable, and Note 9, Capital Stock. We compute the fair value of the warrant liability at each reporting period and record the change in the fair value as non-cash expense or non-cash income. The key component in determining the fair value of the Platinum Warrants and the related liability is the market price of our common stock, which is subject to significant fluctuation and is not under our control. The resulting change in the fair value of the warrant liability on our net loss is therefore also subject to significant fluctuation and will continue to be so until all of the Platinum Warrants are issued and exercised, amended or expire. Assuming all other fair value inputs remain generally constant, we will record an increase in the warrant liability and non-cash losses when our stock price increases and a decrease in the warrant liability and non-cash gains when our stock price decreases.  As described in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum pursuant to which Platinum agreed to amend the Platinum Warrants to fix the exercise price thereof at $7.00 per share and eliminate the exercise price reset features and fix the number of shares of our common stock issuable thereunder.  This amendment will result in the elimination of the warrant liability with respect to the Platinum Warrants during the first quarter of our fiscal year ended March 31, 2016.

Comprehensive Loss	We have no components of other comprehensive loss other than net loss, and accordingly our comprehensive loss is equivalent to our net loss for the periods presented.	Comprehensive Loss We have no components of other comprehensive loss other than net loss, and accordingly our comprehensive loss is equivalent to our net loss for the periods presented.
Income (loss) per Common Share

Basic income (loss) per share of common stock excludes the effect of dilution and is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding for the period. Diluted income (loss) per share of common stock reflects the potential dilution that could occur if securities or other contracts to issue shares of common stock were exercised or converted into shares of common stock. In calculating diluted net income (loss) per share, we have historically adjusted the numerator for the change in the fair value of the warrant liability attributable to outstanding warrants, only if dilutive, and increased the denominator to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method. The change in the fair value of the warrant liability had an impact on the diluted earnings per share calculation in both the three and nine month periods ended December 31, 2014, but in no other periods included in these Condensed Consolidated Financial Statements, as indicated in the table below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2015	2014	2015	2014

Numerator:
Net loss attributable to common stockholders for basic earnings per share	$(3,446,600)	$(1,090,300)	$(41,989,900)	$(7,664,500)
less: change in fair value of warrant liability attributable to outstanding warrants issued to Platinum	-	(314,900)	-	(251,500)
Net loss for diluted earnings per share attributable to common stockholders	$(3,446,600)	$(1,405,200)	$(41,989,900)	$(7,916,000)

Denominator:
Weighted average basic common shares outstanding	1,765,641	1,302,300	1,650,160	1,270,495
Assumed conversion of dilutive securities:
Warrants to purchase common stock	-	-	-	18,179
Potentially dilutive common shares assumed converted	-	-	-	18,179
Denominator for diluted earnings per share - adjusted weighted average shares	1,765,641	1,302,300	1,650,160	1,288,674

Basic net loss attributable to common stockholders per common share	$(1.95)	$(0.84)	$(25.45)	$(6.03)

Diluted net loss attributable to common stockholders per common share	$(1.95)	$(1.08)	$(25.45)	$(6.14)

As a result of our net loss for the periods presented, potentially dilutive securities were excluded from the computation, as their effect would be antidilutive. For the three month and nine month periods ended December 31, 2015, the accrual for dividends on our Series B Preferred and the deemed dividend attributable to the issuance of our Series B Preferred Units represent deductions from our net loss to arrive at net loss attributable to common stockholders for those periods.

Potentially dilutive securities excluded in determining diluted net loss per common share are as follows:

	As of December 31,
	2015	2014

Series A Preferred stock issued and outstanding (1)	750,000	750,000

Series B Preferred stock issued and outstanding (2)	3,588,863	-

Warrant shares issuable to Platinum upon exercise of common stock warrants by Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note Exchange and Purchase Agreement, as subsequently amended	535,715	375,000

Outstanding options under the 2008 and 1999 Stock Incentive Plans	296,738	207,768

Outstanding warrants to purchase common stock	4,971,497	999,840

10% Senior Secured Convertible Notes issued to Platinum between October 2012 and July 2013, including accrued interest through December 31, 2014	-	433,311

10% convertible notes issued as a component of Unit Private Placements, including accrued interest through December 31, 2014	-	322,091

Total	10,142,813	3,088,010
____________
(1) Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum, as amended
(2) Assumes exchange under the terms of the Certificate of Designation of the Relative Rights and Preferences of the Series B 10% Convertible Preferred Stock, effective May 5, 2015

Loss per Common Share

Basic income (loss) per share of common stock excludes the effect of dilution and is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding for the period. Diluted income (loss) per share of common stock reflects the potential dilution that could occur if securities or other contracts to issue shares of common stock were exercised or converted into shares of common stock. In calculating diluted net income (loss) per share, we adjust the numerator for the change in the fair value of the warrant liability attributable to the outstanding Platinum Warrants, only if dilutive, and increase the denominator to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method. As a result of our net loss for both periods presented, potentially dilutive securities were excluded from the computation of diluted loss per share, as their effect would be antidilutive.

Basic and diluted net loss attributable to common stockholders per share was computed as follows:

	Fiscal Years Ended March 31,
	2015	2014
Numerator:
Net loss attributable to common stockholders for basic earnings per share	$(13,885,800)	$(2,967,700)
less: change in fair value of warrant liability attributable to Exchange, Investment and Bridge Warrants issued to Platinum	(105,200)	(1,219,500)

Net loss for diluted earnings per share attributable to common stockholders	$(13,991,000)	$(4,187,200)

Denominator:
Weighted average basic common shares outstanding	1,318,797	1,098,742
Assumed conversion of dilutive securities:
Warrants to purchase common stock	-	474
Potentially dilutive common shares assumed converted	-	474

Denominator for diluted earnings per share - adjusted weighted average shares	1,318,797	1,099,216

Basic net loss attributable to common stockholders per common share	$(10.53)	$(2.70)

Diluted net loss attributable to common stockholders per common share	$(10.61)	$(3.81)

Potentially dilutive securities excluded in determining diluted net loss per common share for the fiscal years ended March 31, 2015 and 2014 are as follows:

	Fiscal Years Ended March 31,
	2015	2014

Series A preferred stock issued and outstanding (1)	750,000	750,000

Warrant shares issuable to Platinum upon exercise of common stock warrants by Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note
Exchange and Purchase Agreement	375,000	375,000

Outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638	212,486

Outstanding warrants to purchase common stock	1,544,474	854,782

10% convertible Exchange Note and Investment Notes issued to Platinum in October 2012,
February 2013 and March 2013, including accrued interest through March 31, 2015
and 2014, respectively (2)	414,615	374,798

10% convertible note issued to Platinum on July 26, 2013, including accrued interest
through March 31, 2015 and 2014, respectively	29,620	26,776

10% convertible notes issued as a component of Unit Private Placements, including accrued interest through March 31, 2014
accrued interest through March 31, 2015 and 2014, respectively (3)	433,758	109,341

Total	3,755,105	2,703,183

____________
(1) Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum
(2) Assumes conversion under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum and the terms of the individual notes
(3) Excludes effect of conversion premium upon conversion into securities which may be issued in a Qualified Financing, as defined in the notes

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended December 31, 2015, as compared to the recent accounting pronouncements described in the Company’s Form 10-K for the fiscal year ended March 31, 2015, that are of significance or potential significance to the Company.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606).which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition., The amendment in this ASU provides guidance on revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The core principle of this update provides guidance to identify the performance obligations under the contract(s) with a customer and how to allocate the transaction price to the performance obligations in the contract. It further provides guidance to recognize revenue when (or as) the entity satisfies a performance obligation. The ASU is effective for public entities for annual and interim periods beginning after December 15, 2016 (the first quarter of our fiscal year ending March 31, 2018).  In April 2015, the FASB proposed to defer for one year the effective date of the new revenue standard, with an option that would permit companies to adopt the standard as early as the original effective date.  Early adoption prior to the original effective date is not permitted. We have not determined the potential effects of adopting this ASU on our consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this ASU remove all incremental financial reporting requirements for development stage entities.  Among other changes, this ASU no longer requires development stage entities to present inception-to-date information about income statement line items, cash flows, and equity transactions. The presentation and disclosure requirements in Topic 915 will no longer be required for the first annual period beginning after December 15, 2014, with early adoption permitted. We have adopted ASU 2014-10 effective with our fiscal year beginning April 1, 2014 and, accordingly, have eliminated inception-to-date information in the accompanying Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statements of Cash Flows.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this ASU define when and how an entity is required to disclose going concern uncertainties, which must be evaluated each interim and annual period.  Specifically, the ASU requires management to determine whether substantial doubt exists regarding the entity’s going concern presumption. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable (as defined under ASC 450, Contingencies) that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued or are available to be issued. If substantial doubt exists, certain disclosures are required, the extent of which depends on an evaluation of management’s plans (if any) to mitigate the going concern uncertainty. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management's plans to address the substantial doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim and annual periods thereafter. Early application is permitted. In their opinion on our audited financial statements for our fiscal year ended March 31, 2015, our auditors indicated that there was substantial doubt about our ability to continue as a going concern. Although we have not yet adopted ASU 2014-15, we have indicated in Note 2, Basis of Presentation and Going Concern, steps we have taken to eliminate certain of our indebtedness and raise additional financing that is expected to permit us to continue our operations for at least one year. Upon our adoption of ASU 2014-15, assuming conditions at such time indicate there is substantial doubt about our ability to continue as a going concern, or that such doubt has been alleviated, we will conform our disclosure to comply with the guidance contained in ASU 2014-15.